                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006.
                                               -----------------------

THIS FILING LISTS SECURITIES REPORTED ON THE FORM 13F FILED ON JULY 28, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 14, 2006 OR IS NO LONGER NEEDED.

Check Here if Amendment /X/; Amendment Number:      2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
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   Address:      10 Duke of York Square
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                 London SW3 4LY
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                 United Kingdom
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Form 13F File Number: 28-10987
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
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Title:    General Counsel
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Phone:    011-44-20-790 1 8330
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Signature, Place, and Date of Signing:

          /s/ Sean Cote               London, England     February 8, 2007
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
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Form 13F Information Table Entry Total: 6
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Form 13F Information Table Value Total: 137,198 (x $1,000)
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                                            (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-10988                     Polygon Investment Partners LP
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    02        28-10989                     Polygon Investments Ltd.
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FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                --------------  -----      --------  -------  ---  ----  ----------  --------   ----    ------  ----
ENTERGY CORP NEW              COM             29364G103    7075     100000  SH         DEFINED     01:02       100000  0      0
IMCLONE SYS INC               COM             45245W109   47708    1234691  SH         DEFINED     01:02      1234691  0      0
IMCLONE SYS INC               PUT             45245W959   57960    1500000  SH   PUT   DEFINED     01:02      1500000  0      0
LIGAND PHARMACEUTICALS INC    CL B            53220K207    4225     500000  SH         DEFINED     01:02       500000  0      0
MCDONALDS CORP                COM             580135101   18480     550000  SH         DEFINED     01:02       550000  0      0
THRESHOLD PHARMACEUTICAL INC  COM             885807107    1750     500000  SH         DEFINED     01:02       500000  0      0